Business Acquisitions - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended						1 Months Ended		1 Months Ended			1 Months Ended			12 Months Ended					1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Handset Design USD ($)	Dec. 31, 2012 Handset Design CNY	Dec. 31, 2012 Mobile Games And Platforms CNY	Dec. 31, 2011 Mobile Games And Platforms CNY	Dec. 31, 2012 Mobile game product development costs CNY	Dec. 31, 2011 Mobile game product development costs CNY	Dec. 31, 2012 Computer software CNY	Dec. 31, 2011 Computer software CNY	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY	Dec. 31, 2011 Acquired customer relationships CNY	Oct. 31, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited	Oct. 11, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited CNY	Dec. 31, 2012 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited USD ($)	Dec. 31, 2012 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited CNY	Dec. 31, 2011 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited USD ($)	Dec. 31, 2011 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited CNY	Dec. 31, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited CNY	Oct. 11, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited Handset Design CNY	Oct. 31, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited Acquired customer relationships	Oct. 11, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited Acquired customer relationships CNY	Aug. 23, 2011 OWX Holding	Oct. 31, 2010 OWX Holding	Oct. 11, 2010 OWX Holding CNY	Aug. 23, 2011 3GUU Group	Dec. 31, 2010 3GUU Group CNY	Dec. 31, 2010 3GUU Group HKD	Dec. 31, 2012 3GUU Group USD ($)	Dec. 31, 2012 3GUU Group CNY	Dec. 31, 2011 3GUU Group CNY	Dec. 31, 2010 3GUU Group CNY	Dec. 31, 2012 3GUU Group Smartphone Games CNY	Dec. 31, 2010 3GUU Group Mobile Games And Platforms CNY	Dec. 31, 2010 3GUU Group Mobile game product development costs CNY	Dec. 31, 2010 3GUU Group Computer software CNY	Dec. 31, 2012 3GUU Group Indemnification Assets USD ($)	Dec. 31, 2012 3GUU Group Indemnification Assets CNY	Dec. 31, 2011 3GUU Group Indemnification Assets CNY	Dec. 31, 2012 OWX Group Limited ("OWX BVI") Handset Design USD ($)	Dec. 31, 2012 OWX Group Limited ("OWX BVI") Handset Design CNY	Dec. 31, 2012 OWX Group Limited ("OWX BVI") Acquired customer relationships USD ($)	Dec. 31, 2012 OWX Group Limited ("OWX BVI") Acquired customer relationships CNY
Business Acquisition [Line Items]
Business acquisition, aggregate purchase price of cash																	20,000													58,475	68,796				58,475
Business acquisition, ordinary shares issued																	28,694,372									43,500,000			59,999,000	68,600,000	68,600,000
Business acquisition, acquisition date fair value of the consideration transferred																	101,323													266,097					266,097
Fair value of contingently returnable consideration asset																	5,231		0		15,341									1,739		2,191	13,648	1,597	1,739
Expected volatility of the income before income taxes																11.78%																			11.78%
Gain (loss) from the change in fair value of contingent assets																		477	2,973		27,887	(270)										3,909	24,353	(142)
Number of ordinary shares returned																		30,780,183	30,780,183	21,217,611	21,217,611											20,334,262	20,334,262
Amount of ordinary shares returned	1,975	12,302																18,314		17,507													12,302
Noncontrolling interest percentage																	30.00%											30.00%		30.00%	30.00%				30.00%
30% noncontrolling interest																	29,091											29,091		69,420					69,420
Fair value estimates, discount rate	21.77%	21.77%																									22.21%								22.97%
Fair value estimates, long-term sustainable growth rate	3.00%	3.00%																									3.00%								3.00%
Definite-lived intangible assets, value		110,131		102,766			59,304	56,429	2,679	1,817	5,210	1,581		42,938	42,939										16,078					11,777					11,777		10,828	941	8
Definite-lived intangible assets, estimated useful life									3 years		5 years		7 years	7 years										7 years													3 years	3 years	5 years
Recognition of impairment		10,910			1,751	10,910							1,751	10,910																															1,751	10,910
Business acquisition, goodwill																	83,161						83,161													267,824
Recognition of goodwill Impairment	5,380	33,517			5,380	33,517																																					5,380	33,517
Business acquisition, acquisition-related costs			910																			306													604
Business acquisition, equity interest acquired																												70.00%		70.00%	70.00%				70.00%
Acquired intangible assets, weighted-average useful life																														3 years	3 years
Business acquisition, indemnification assets																																										3,716
Gain resulting from change in fair value of indemnification assets																																								$ 72	451	293